Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risks

Revenues – During the years ended December 31, 2017 and 2016, the Company had the following significant customers who accounted for more than 10% each of the Company’s revenue in at least one of the periods presented. The loss of the revenues generated by these customers would have a significant effect on the operations of the Company.

Customer	2017	2016

A	28.75%	29.97%
B	19.83%	40.93%
C	14.23%	4.61%
D	12.85%	-

Accounts Receivable – The Company had the following significant customers who accounted for more than 10% each of the Company’s accounts receivable balance at December 31, 2017 and 2016, respectively.

Customer	2017	2016

A	44.34%	78.92%
B	23.21%	5.24%
C	21.33%	1.15%